Interest expense and other financial income and expense	12 Months Ended
Dec. 31, 2019
Disclosure of Interest Expense and Other Financial Income and Expense [abstract]
Interest expense and other financial income and expense
5. Interest expense and other financial income and expense
Interest expense
(USD millions)	2019	2018	2017

Interest expense	– 714	– 877	– 741

Interest expense on lease liabilities	– 66

Expense arising from discounting long-term liabilities and capitalized borrowing costs	– 70	– 55	– 9

Total interest expense from continuing operations	– 850	– 932	– 750

Other financial income and expense
(USD millions)	2019	2018	2017

Interest income	245	292	110

Other financial income	12	1	1

Financial expense	– 52	– 39	– 11

Currency result, net	– 160	– 68	– 58

Total other financial income and expense from continuing operations	45	186	42